Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Line Items]
Schedule of Estimated Useful Lives

Property, plant and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Software and electronic equipment	3-5 years
Building	20 years
Leasehold improvements	Shorter of the lease term or estimated useful lives

Schedule of Concentration of Credit Risk

Accounts receivable concentration of credit risk is as below:

As of December 31,
	2017	2018
	RMB	RMB
Company A	18,782(57.1%)	10,600(18.0%)
Company B	—	25,264(42.9%)
Total	18,782(57.1%)	35,864(60.9%)

Amount due from related parties concentration of credit risk is as below:

As of December 31,
	2017	2018
	RMB	RMB
Company C	566,732(98.0%)	631,204(96.2%)
Total	566,732(98.0%)	631,204(96.2%)

2. SIGNIFICANT ACCOUNTING POLICIES - continued

Concentration of credit risk – continued

Revenue generated from Company C accounted for 93.1%, 86.6% and 76.8% of total revenue during the year ended December 31, 2016, 2017 and 2018, respectively. Company C is subsidiary of a company controlled by one of the Group’s shareholders (see note 22).

For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Company C	1,448,960(93.1%)	1,773,595(86.6%)	2,798,824 (76.8%)
Total	1,448,960(93.1%)	1,773,595(86.6%)	2,798,824 (76.8%)

ASU 2014-09
Significant Accounting Policies [Line Items]
Impact to Revenue, Accounts Receivable, Deferred Revenue, and Accrued Liabilities as Result of Applying ASU 2014-09

The adoption of Topic 606 did not have a significant impact on revenue recognized on sales from the Group's self-branded products; however, it did have a significant impact on revenue recognized on sales under the Group's cooperation agreement with one customer. Under the accounting standards in effect in the prior period, the second instalment payment in the Group's cooperation agreement, calculated as 50 percent of the future net profits from commercial sales made by the customer, was considered contingent and recognized in the period following the commercial sale by the customer, which is when the fee became fixed or determinable.

Under Topic 606, revenue related to the second instalment payment in the Group's cooperation agreement is considered variable consideration and the amount determined to be not probable of significant future reversal, which is the entire second instalment amount, is included in the transaction price utilizing the expected value method.

As a result of the adoption, the Group recognized the following impact for the year ended and as of December 31, 2018:

	For the year ended December 31,
	Under ASC 605	Impact	Under ASC 606
	RMB	RMB	RMB
Revenue	3,645,385	(50)	3,645,335
Amount due from related parties	623,120	33,279	656,399
Retained earnings at beginning	131,192	33,329	164,521